PAX WORLD BALANCED FUND, INC.

PAX WORLD GROWTH FUND, INC.

PAX WORLD HIGH YIELD FUND, INC.

Supplement Dated July 20, 2006

to the

Prospectuses each dated April 30, 2006

The Boards of Directors of Pax World Balanced Fund, Inc., Pax World Growth Fund, Inc. and Pax World High Yield Fund, Inc. (each a “Fund,” and collectively, the “Funds”) have approved, subject to approval by shareholders of the Funds, authorizing each Fund to implement a more proactive and engaged approach to socially responsible investing by replacing the fundamental investment policies that currently constitute the social screening criteria of each Fund with modified and expanded social screening criteria that, as non-fundamental investment policies, will provide each Fund with greater flexibility to respond to contemporary social issues so that the Fund’s social policies can remain relevant and meaningful in a changing world. (A “fundamental” policy is one that may not be changed without shareholder approval.)

The Funds’ social screens have not been modified since the inception of each Fund, notwithstanding significant developments in the world, including developments in the socially responsible investing industry. If shareholders approve the elimination of the social screening criteria that are currently designated as fundamental investment policies, the Directors expect to change the social screens of the Funds by adopting non-fundamental investment policies that add formal corporate governance, community, and product integrity screens, while environmental and workplace screens will be broadened and deepened to incorporate issues — including climate change, sustainable development, global human rights standards, and non-discrimination based on sexual orientation — that were not fully appreciated at the time when the screens were first adopted in 1971. Additionally, zero-tolerance or exclusionary screens in the areas of alcohol and gambling will be modified in order to provide the Funds with flexibility to make investment decisions based on a company’s entire social responsibility profile. Although the Funds do not contemplate investing in casinos or in companies that derive significant revenues from such activities, modifications to the so-called “sin stock” screens in the areas of alcohol and gambling will enable the Funds to focus on the social effects of product abuse when determining whether a particular security is an appropriate investment, rather than employing a per se exclusion based on the fact that a company may derive some small amount of revenue from such activities. The Funds will retain exclusionary screens similar to those currently employed by the Funds in the areas of tobacco and weapons. Finally, the changes are meant to clarify and strengthen the Funds’ commitment to promote peace, protect the environment, advance equality and foster sustainable development around the globe.

Additionally, the Board of Directors have approved, subject to approval by shareholders of the Funds:  (1) modernizing and standardizing all three Funds’ fundamental investment policies in order to meet fully the requirements of the Investment Company Act of 1940 and the rules and regulations thereunder while providing the portfolio managers and Directors increased flexibility to respond to market, industry and regulatory changes; (2) with respect to Pax World Balanced Fund, Inc. only, approving amendments to the distribution plan of the Fund to conform it with the distribution plans of the other Funds; and (3) approving the reorganization of each Fund into a newly-formed series of Pax World Funds Series Trust I, a Massachusetts business trust, that has the same investment objective and policies as each Fund (giving effect to any of the other proposals that are approved by shareholders).

The Funds intend to hold a shareholder meeting on September 28, 2006 to consider and take action on these and other matters. A proxy statement outlining the proposed changes has been filed with the Securities and Exchange Commission and is expected to be mailed to shareholders on or about August 11, 2006.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

APPLICABLE PROSPECTUS FOR FUTURE REFERENCE

Shareholders should read the proxy statement when it is available (expected to be on or about August 8) because it contains important information regarding the proposals listed above. A copy of each Fund’s proxy statement may be obtained, without charge, by visiting the Securities and Exchange Commission’s website at www.sec.gov, telephoning Pax World Management at 800-767-1729 (toll-free), visiting the Pax World Management website at www.paxworld.com, or writing to Pax World Management at 222 State Street, Portsmouth, NH 03801-3853.

PAX WORLD BALANCED FUND, INC.

PAX WORLD GROWTH FUND, INC.

PAX WORLD HIGH YIELD FUND, INC.

Supplement Dated July 20, 2006
to the
Statements of Additional Information each dated April 30, 2006

The Boards of Directors of Pax World Balanced Fund, Inc., Pax World Growth Fund, Inc. and Pax World High Yield Fund, Inc. (each a “Fund,” and collectively, the “Funds”) have approved, subject to approval by shareholders of the Funds, the adoption of standardized fundamental investment policies for the Funds. The proposed standardized policies are designed to meet fully the requirements of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder while providing the portfolio managers and the Directors increased flexibility to respond to market, industry and regulatory changes. Also, the proposed standardized policies are intended to reduce administrative and compliance burdens by simplifying and making uniform the fundamental investment policies across all Funds. (A “fundamental” policy is one that may not be changed without shareholder approval.)

The proposed standardized fundamental investment restrictions are as follows:

(1)  a Fund may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(2)  a Fund may not issue senior securities, except in connection with permitted borrowings or as otherwise permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction over the Fund from time to time;

(3)  a Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4)  a Fund may not concentrate more than 25% of the value of its assets in any one industry;

(5)  a Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(6)  a Fund may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of a Fund’s portfolio securities; and

(7)  a Fund may not purchase or sell commodities, except that a Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

The Funds intend to hold a shareholder meeting on September 28, 2006 to consider and take action on these and other matters. A proxy statement outlining the proposed changes has been filed with the Securities and Exchange Commission and is expected to be mailed to shareholders on or about August 11, 2006.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE

APPLICABLE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

Shareholders should read the proxy statement when it is available (expected to be on or about August 8, 2006) because it contains important information regarding the proposals listed above. A copy of each Fund’s proxy statement may be obtained, without charge, by visiting the Securities and Exchange Commission’s website at www.sec.gov, telephoning Pax World Management at 800-767-1729 (toll-free), visiting the Pax World Management website at www.paxworld.com, or writing to Pax World Management at 222 State Street, Portsmouth, NH 03801-3853.